Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development	1,020,739	1,506,308	5,935,718	7,705,090
General and administrative	1,279,273	1,744,918	6,452,579	7,703,065
Total operating expenses	2,300,012	3,251,226	12,388,297	15,408,155
Operating loss	(2,300,012)	(3,251,226)	(12,388,297)	(15,408,155)
Other income (expense):
Interest income	134,161		223,291	5,578
Interest expense		(1,824)	(1,479)	(40,108)
Amortization of debt discount and offering costs		(8,723)	(8,723)	(33,091)
Total other income (expense)	134,161	(10,547)	213,089	(67,621)
Net loss	$ (2,165,851)	$ (3,261,773)	$ (12,175,208)	$ (15,475,776)
Basic and diluted net loss per share (in Dollars per share)	$ (0.75)	$ (1.13)	$ (4.2)	$ (6.97)
Weighted average common shares outstanding – basic and diluted (in Shares)	2,906,926	2,890,878	2,900,202	2,220,981